Commitments and contingencies - Summary of Firm Commitment to Purchase Asset (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	$ 2,775,707
2024
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	469,096
2025
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	762,389
2026
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	583,561
2027
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	539,680
2028
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	$ 420,981